SCHEDULE OF BUSINESS ACQUISITION ASSETS ACQUIRED, AND LIABILITIES ASSUMED (Details) - Zhenjiang Taoping IoT Tech Co Ltd (ZJIOT) [Member]	Jan. 13, 2022 USD ($)
Business Acquisition [Line Items]
Cash	$ 4,116
Accounts receivable, net	260,189
Advances to suppliers	4,252
Other receivables, net	2,532
Property, plant and equipment, net	215,689
Accounts payable	(250,706)
Advances from customers	(8,046)
Accrued payroll and benefits	(10,633)
Other payables and accrued expenses	(8,923)
Total net assets acquired	208,470
Goodwill	58,922
Total purchase price	$ 267,392